Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued operations [Abstract]
Schedule of Discontinued Operations	Results of discontinued operations
	Six months ended June 30 2023 £’000	Six months ended June 30 2022 £’000

Revenue	8,925	44,648
Expenses	(771)	(86,532)
Profit/(Loss) from operations	8,154	(41,884)

Finance expense	(306)	(2,441)
Loss on sale of discontinued operations	(6,977)	—
Profit/(Loss) before tax from discontinued operations	871	(44,325)

Tax credit	-	3,546

Profit/(Loss) for the year from discontinued operations	871	(40,779)

Earnings per share:
Basic loss per ordinary share from discontinued operations	£0.02	£(1.07)
Diluted loss per ordinary share from discontinued operations	£0.02	£(1.07)

Net cash flows from/(used in) discontinued operations:
Operating	(4,038)	(60,524)
Investing	18,536	(63,919)
Financing	(7,780)	13,600

Net cash inflow/(outflow)	6,718	(110,843)

Schedule of Disposal on the Financial Position of the Group of Assets and Liabilities Held for Sale	Effect of disposal on the financial position of the Group of assets and liabilities held for sale
£’000

Assets held for sale	52,971
Liabilities associated with assets held for sale	(24,760)

Net assets and liabilities disposed of	28,211

Consideration received, satisfied in cash	21,234
Cash and cash equivalents disposed of	(2,680)
Net cash inflow	18,554